Variable Interest Entity (Tables)	6 Months Ended
Jun. 30, 2020
Variable Interest Entity
Schedule of variable interest entities

	June 30,	December 31,
	2020	2019
Current assets
Cash and cash equivalents	$12,632	$70,420
Restricted cash	2,830	205,520
Accounts receivable, net	77,031	795,240
Prepaid taxes	900,419	894,051
Inventories, net	239,564	239,222
Advances to suppliers, net	393,929	93,241
Prepaid expenses and other receivables, net	73,158	73,378
Total Current Assets	1,699,563	2,371,072

Non-current assets
Property, plant and equipment, net	1,037,887	1,139,398
Manufacturing rebate receivable	7,632,838	7,746,116
Intangible assets, net	12,364,730	12,764,272
Total Assets	$22,735,018	$24,020,858

Current liabilities
Bank acceptance notes payable	$2,830	$205,520
Accounts payable	1,157,955	1,165,718
Customer deposits	417,774	113,657
Due to related parties	978,509	943,584
Accrued liabilities and other payables	698,353	442,280
Total Current Liabilities	3,255,421	2,870,759
Non-current liabilities
Deferred tax liability	1,758,774	1,784,875
Total Liabilities	$5,014,195	$4,655,634